PREPAID EXPENSES AND OTHER CURRENT ASSETS	12 Months Ended
Dec. 31, 2022
Prepaid Expense and Other Assets, Current [Abstract]
PREPAID EXPENSES AND OTHER CURRENT ASSETS

5. PREPAID EXPENSES AND OTHER CURRENT ASSETS

Prepaid expenses and other current assets consisted of the following:

	As of December 31,
	2021	2022
	RMB	RMB
Prepaid VAT and income tax(1)	100,396	101,994
Prepaid other service fees(2)	90,916	67,265
Receivables from third parties(3)	3,671	119,492
Amounts due from a third party(4)	—	78,000
Receivables from third party payment platform(5)	49,965	24,545
Staff advance	1,901	4,128
Receivables from broker	4	367
Others	3,215	4,106
	250,068	399,897

(1)
Prepaid VAT and income tax mainly consist of VAT input that is expected to offset with VAT output tax or to be transferred out in the future related to 2021 and 2022.
(2)
Prepaid other service fees mainly consist of prepayment of advertising fees and cloud server hosting fees. The prepayments of advertising fees and cloud server hosting fees are generally short-term in nature and are amortized over the related service period.
(3)
Receivables from third parties mainly consist of receivables raised from disposal of assets, rent, technical support services and sales of inventory.
(4)
Amounts due from a third party represents a loan to a third party with an interest rate of 4.35% and was repaid in January 3, 2023.
(5)
Receivables from third party payment platform consist of cash that has been received from course participants but held by the third-party payment platform. The Group subsequently collected the full balance from the third-party payment platform.